Loans and Allowance for Credit Losses, Key Inputs and Assumptions - Additional Information (Detail)	3 Months Ended		12 Months Ended		48 Months Ended	60 Months Ended
	Dec. 31, 2026	Mar. 31, 2026	Mar. 31, 2027	Dec. 31, 2026	Mar. 31, 2031	Dec. 31, 2031
Canadian unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		6.70%
US unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		4.60%
Canada GDP growth rate [Member] | Above Q4 2025 Level [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	1.60%
U.S. GDP growth rate [member] | Above Q4 2025 Level [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	1.70%
Canadian housing price index [member] | Base Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage			0.80%	0.30%
Canadian housing price index [member] | Base Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage					3.50%
Canadian housing price index [member] | Base Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage						3.40%
Canadian housing price index [member] | Upside Scenario [member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage			10.90%
Canadian housing price index [member] | Upside Scenario [member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage					9.60%
Canadian housing price index [member] | Alternative Downside Scenario [Member] | Next Twelve Months [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage			(29.10%)
Canadian housing price index [member] | Alternative Downside Scenario [Member] | Next Two To Five Years [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage					4.20%